Taxes - Summary of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Effective Income Tax Rate [Line Items]
Effective income tax rate	27.50%
Australia [member] | Income Tax [member]
Disclosure Of Effective Income Tax Rate [Line Items]
Effective income tax rate	30.20%	30.00%	30.60%
Global [member] | Income Tax [member]
Disclosure Of Effective Income Tax Rate [Line Items]
Effective income tax rate	27.50%	30.70%	32.00%